Label	Element	Value
Document Type	dei_DocumentType	497
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
MFS® U.S. Government Cash Reserve Fund | A (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MSRXX
MFS® U.S. Government Cash Reserve Fund | 529B (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MRBXX
MFS® U.S. Government Cash Reserve Fund | 529C (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MRCXX
MFS® U.S. Government Cash Reserve Fund | B (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MCRXX
MFS® U.S. Government Cash Reserve Fund | C (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MCCXX
MFS® U.S. Government Cash Reserve Fund | R1 (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	CRVXX
MFS® U.S. Government Cash Reserve Fund | R2 (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	CRMXX
MFS® U.S. Government Cash Reserve Fund | R3 (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	CRJXX
MFS® U.S. Government Cash Reserve Fund | R4 (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	CRKXX
MFS® U.S. Government Cash Reserve Fund | 529A (MFS® U.S. Government Cash Reserve Fund)
Trading Symbol	dei_TradingSymbol	MACXX